Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (36.4%)
Vanguard Total Stock Market Index Fund Investor Shares	82,487,744	6,109,042

International Stock Fund (23.6%)
Vanguard Total International Stock Index Fund Investor Shares	237,878,190	3,951,157

U.S. Bond Fund (27.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	430,288,877	4,685,846

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Investor Shares	174,230,551	2,019,332
Total Investment Companies (Cost $11,477,723)		16,765,377
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.386% (Cost $5,028)	50,280	5,028
Total Investments (100.0%) (Cost $11,482,751)		16,770,405
Other Assets and Liabilities-Net (0.0%)		2,777
Net Assets (100%)		16,773,182

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At July 31, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

LifeStrategy Moderate Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				July 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,270	NA1	NA1	1	—	105	—	5,028
Vanguard Total
Bond Market II
Index Fund	4,292,448	619,344	509,051	(3,991)	287,096	96,260	—	4,685,846
Vanguard Total
International
Bond Index Fund	1,862,512	109,140	71,186	264	118,602	50,744	—	2,019,332
Vanguard Total
International
Stock Index Fund	3,669,374	175,670	60,473	(642)	167,228	92,787	—	3,951,157
Vanguard Total
Stock Market
Index Fund	5,572,044	461,327	503,783	19,764	559,690	78,416	—	6,109,042
Total	15,397,648	1,365,481	1,144,493	15,396	1,132,616	318,312	—	16,770,405
1 Not applicable—purchases and sales are for temporary cash investment purposes.